JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 98.4%

Australia - 4.4%
BHP Group Ltd.	1,378		36,268
BHP Group plc	1,041		22,502
Commonwealth Bank of Australia	770		39,181
Rio Tinto plc	546		33,253

			131,204

Austria - 0.5%
Erste Group Bank AG	655		14,661

Belgium - 0.7%
KBC Group NV	385		21,937

China - 3.6%
Alibaba Group Holding Ltd., ADR*	109		27,440
Ping An Insurance Group Co. of China Ltd., Class H	2,997		31,617
Prosus NV*(a)	169		16,408
Tencent Holdings Ltd.	445		30,519

			105,984

Denmark - 4.2%
Carlsberg A/S, Class B	234		34,592
Novo Nordisk A/S, Class B	919		60,277
Orsted A/S(a)(b)	199		28,403

			123,272

Finland - 1.2%
Kone OYJ, Class B	466		37,034

France - 13.0%
Accor SA*	609		15,331
AXA SA(a)	1,316		26,399
Capgemini SE	311		40,382
Kering SA	54		30,629
Legrand SA	371		28,704
L’Oreal SA	127		42,512
LVMH Moet Hennessy Louis Vuitton SE	129		56,151
Pernod Ricard SA(a)	184		31,576
Safran SA*	310		32,998
Schneider Electric SE	422		48,390
TOTAL SE	829		31,371

			384,443

Germany - 8.8%
adidas AG*	115		31,698
Allianz SE (Registered)	208		43,143
Deutsche Boerse AG	183		33,343
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	123		32,605
SAP SE	450		70,981
Symrise AG	186		23,205
Vonovia SE	416		26,915

			261,890

Hong Kong - 3.2%
AIA Group Ltd.	6,482		58,451
Hong Kong Exchanges & Clearing Ltd.	771		36,710

			95,161

India - 1.2%
HDFC Bank Ltd., ADR*	744		34,805

Japan - 16.4%
Daikin Industries Ltd.	221		38,814
FANUC Corp.	121		20,466
Hoya Corp.	392		38,649
Kao Corp.	572		41,488
Keyence Corp.	137		57,729
Komatsu Ltd.	1,364		26,806
Kubota Corp.	2,140		30,468
Makita Corp.	693		26,639
Mitsui Fudosan Co. Ltd.	748		11,688
Nidec Corp.	438		34,770
Recruit Holdings Co. Ltd.	1,004		31,311
Shin-Etsu Chemical Co. Ltd.	337		39,465
SMC Corp.	53		27,801
Sony Corp.	759		58,994

			485,088

Macau - 0.7%
Sands China Ltd.	5,484		20,908

Netherlands - 3.8%
ASML Holding NV	194		69,023
ING Groep NV	3,084		21,506
Royal Dutch Shell plc, Class A	1,551		22,664

			113,193

Singapore - 0.9%
DBS Group Holdings Ltd.	1,877		27,116

South Korea - 1.5%
Samsung Electronics Co. Ltd., GDR(b)	37		44,458
Samsung Electronics Co. Ltd., GDR(b)	—	(c)	12

			44,470

Spain - 3.0%
Cellnex Telecom SA(b)	234		14,718
Iberdrola SA	3,456		44,672
Iberdrola SA*	61		794
Industria de Diseno Textil SA	1,050		27,819

			88,003

Sweden - 2.4%
Atlas Copco AB, Class A	939		41,699
Svenska Handelsbanken AB, Class A*	3,272		30,856

			72,555

Switzerland - 12.6%
LafargeHolcim Ltd. (Registered)*	794		37,544
Lonza Group AG (Registered)	49		30,621
Nestle SA (Registered)	965		114,765
Novartis AG (Registered)	822		67,743
Roche Holding AG	272		94,117
SGS SA (Registered)	11		27,548

			372,338

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	793	62,529

United Kingdom - 12.9%
Diageo plc	1,565	57,250
GlaxoSmithKline plc	2,911	57,982
Legal & General Group plc	11,199	31,002
Linde plc	149	36,304
London Stock Exchange Group plc	262	28,908
Persimmon plc	934	29,173
Prudential plc	2,009	28,703
RELX plc	1,680	35,592
Smith & Nephew plc	1,327	26,200
Unilever plc	879	52,345

		383,459

United States - 1.3%
Ferguson plc	431	38,026

TOTAL COMMON STOCKS (Cost $2,135,720)		2,918,076

Investments	No. of Rights (000)	Value ($000)

RIGHTS - 0.0%(d)

Spain - 0.0%(d)
Cellnex Telecom SA, expiring 8/7/2020* (Cost $—)	234	978

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 4.6%

INVESTMENT COMPANIES - 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(e)(f)(Cost $62,650)	62,595	62,645

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(e)(f)	67,009	67,029
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10% (e)(f)	8,384	8,384

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $75,417)		75,413

TOTAL SHORT-TERM INVESTMENTS (Cost $138,067)		138,058

Total Investments - 103.0% (Cost $2,273,787)		3,057,112
Liabilities in Excess of Other Assets - (3.0)%		(90,215)

Net Assets - 100.0%		2,966,897

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	9.2%
Insurance	8.2
Machinery	6.9
Banks	6.2
Personal Products	4.5
Semiconductors & Semiconductor Equipment	4.3
Beverages	4.0
Textiles, Apparel & Luxury Goods	3.9
Food Products	3.8
Electrical Equipment	3.7
Chemicals	3.2
Capital Markets	3.2
Professional Services	3.1
Metals & Mining	3.0
Household Durables	2.9
Electric Utilities	2.4
Software	2.3
Health Care Equipment & Supplies	2.1
Electronic Equipment, Instruments & Components	1.9
Oil, Gas & Consumable Fuels	1.8
Technology Hardware, Storage & Peripherals	1.5
Internet & Direct Marketing Retail	1.4
IT Services	1.3
Building Products	1.3
Real Estate Management & Development	1.3
Trading Companies & Distributors	1.2
Construction Materials	1.2
Hotels, Restaurants & Leisure	1.2
Aerospace & Defense	1.1
Life Sciences Tools & Services	1.0
Interactive Media & Services	1.0
Others (each less than 1.0%)	1.4
Short-Term Investments	4.5

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $56,402,000.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than one thousand.

(d)	Amount rounds to less than 0.1% of net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(f)	The rate shown is the current yield as of July 31, 2020.

*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$131,204	$–	$131,204
Austria	–	14,661	–	14,661
Belgium	–	21,937	–	21,937
China	27,440	78,544	–	105,984
Denmark	28,403	94,869	–	123,272
Finland	–	37,034	–	37,034
France	–	384,443	–	384,443
Germany	–	261,890	–	261,890
Hong Kong	–	95,161	–	95,161
India	34,805	–	–	34,805
Japan	–	485,088	–	485,088
Macau	–	20,908	–	20,908
Netherlands	–	113,193	–	113,193
Singapore	–	27,116	–	27,116
South Korea	12	44,458	–	44,470
Spain	794	87,209	–	88,003
Sweden	–	72,555	–	72,555
Switzerland	–	372,338	–	372,338
Taiwan	62,529	–	–	62,529
United Kingdom	35,592	347,867	–	383,459
United States	–	38,026	–	38,026

Total Common Stocks	189,575	2,728,501	–	2,918,076

Rights	978	–	–	978
Short-Term Investments
Investment Companies	62,645	–	–	62,645
Investment of cash collateral from securities loaned	75,413	–	–	75,413

Total Short-Term Investments	138,058	–	–	138,058

Total Investments in Securities	$328,611	$2,728,501	$–	$3,057,112

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$49,197	$640,096	$626,619	$(15)	$(14)	$62,645	62,595	$410	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	40,003	398,000	371,000	30	(4)	67,029	67,009	264	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	12,516	316,763	320,895	—	—	8,384	8,384	51	—

Total	$101,716	$1,354,859	$1,318,514	$15	$(18)	$138,058		$725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.